Shareholders Equity - Quarterly (USD $)	Common Stock	Retained Earnings / Accumulated Deficit
Beginning Balance, Value (Quarterly Member)	$ 84,050	$ (425,422)
Beginning Balance, Shares (Quarterly Member)	44,886,000
Net loss (Quarterly Member)		(6,105)
Common stock issued for cash, Shares (Quarterly Member)	10,000
Common stock issued for cash, Value (Quarterly Member)	1,000
Common stock issued for services, no par value per share, Shares (Quarterly Member)	2,250
Common stock issued for services, no par value per share, Value (Quarterly Member)
Ending Balance, Value (Quarterly Member)	$ 85,050	$ (431,527)
Ending Balance, Shares (Quarterly Member)	44,898,250